Segmented Information - Insurance revenue and operating income (loss) by reporting segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segmented Information
Insurance revenue	$ 31,595.0	$ 31,064.1
Insurance service result	3,847.5	4,452.2
Other insurance operating expenses	(1,150.7)	(1,182.9)
Interest and dividends	2,332.7	2,341.9
Share of profit of associates	734.7	859.5
Non-insurance revenue	8,537.6	6,682.8
Non-insurance expenses	(8,196.9)	(6,470.5)
Operating income (loss)	6,104.9	6,683.0
Net finance income (expense) from insurance contracts and reinsurance contract assets held	(1,836.8)	(1,279.9)
Net gains on investments	3,151.4	1,067.2
Interest expense	(821.9)	(649.0)
Corporate overhead and other	(480.5)	(450.2)
Earnings before income taxes	6,440.3	5,638.5
Provision for income taxes	(1,156.5)	(1,375.6)
Net earnings	5,283.8	4,262.9
Attributable to:
Shareholders of Fairfax	4,772.4	3,874.9
Non-controlling interests	511.4	388.0
Net earnings	5,283.8	4,262.9
Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	31,341.7	30,874.5
Insurance service result	4,151.1	4,602.1
Other insurance operating expenses	(1,043.1)	(1,038.1)
Interest and dividends	2,241.5	2,224.6
Share of profit of associates	571.7	745.1
Operating income (loss)	5,921.2	6,533.7
Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	9,150.2	8,731.8
Insurance service result	1,128.9	1,101.1
Other insurance operating expenses	(322.6)	(318.7)
Interest and dividends	538.7	512.9
Share of profit of associates	51.2	143.1
Operating income (loss)	1,396.2	1,438.4
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	16,222.0	15,513.0
Insurance service result	2,413.4	3,037.4
Other insurance operating expenses	(427.4)	(434.6)
Interest and dividends	1,343.1	1,259.4
Share of profit of associates	371.6	450.3
Operating income (loss)	3,700.7	4,312.5
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	5,969.5	6,629.7
Insurance service result	608.8	463.6
Other insurance operating expenses	(293.1)	(284.8)
Interest and dividends	359.7	452.3
Share of profit of associates	148.9	151.7
Operating income (loss)	824.3	782.8
Life insurance and Run-off
Segmented Information
Insurance revenue	253.3	189.6
Insurance service result	(303.6)	(149.9)
Other insurance operating expenses	(107.6)	(144.8)
Interest and dividends	113.5	126.4
Share of profit of associates	84.0	76.2
Non-insurance revenue	0.0
Non-insurance expenses	0.0
Operating income (loss)	(213.7)	(92.1)
Non-insurance companies
Segmented Information
Interest and dividends	(22.3)	(9.1)
Share of profit of associates	79.0	38.2
Non-insurance revenue	8,537.6	6,682.8
Non-insurance expenses	(8,196.9)	(6,470.5)
Operating income (loss)	397.4	241.4
Attributable to:
Non-controlling interests	67.9	(62.6)
Operating segments
Segmented Information
Insurance revenue	32,032.5	31,490.1
Corporate overhead and other	(157.3)	(182.8)
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	31,779.2	31,290.1
Operating segments | Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	9,212.2	8,779.9
Operating segments | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	16,388.6	15,684.7
Operating segments | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	6,178.4	6,825.5
Operating segments | Life insurance and Run-off
Segmented Information
Insurance revenue	253.3	200.0
Operating segments | Non-insurance companies
Segmented Information
Interest and dividends	(22.3)	(9.1)
Non-insurance revenue	8,537.6	6,682.8
Non-insurance expenses	(8,196.9)	(6,470.5)
Operating income (loss)	397.4	241.4
Intercompany insurance revenue
Segmented Information
Insurance revenue	(437.5)	(426.0)
Intercompany insurance revenue | Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	(437.5)	(415.6)
Intercompany insurance revenue | Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	(62.0)	(48.1)
Intercompany insurance revenue | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	(166.6)	(171.7)
Intercompany insurance revenue | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	(208.9)	(195.8)
Intercompany insurance revenue | Life insurance and Run-off
Segmented Information
Insurance revenue	$ 0.0	$ (10.4)